BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Depreciation is calculated on a straight-line basis over the estimated useful life of the assets after taking into account their respective estimated residual value. The estimated useful life of the assets is as follows:

Depreciation is calculated on a straight-line basis over the estimated useful life of the assets after taking into account their respective estimated residual value. The estimated useful life of the assets is as follows:

Buildings	10 – 20 years
Machinery and equipment	5 – 10 years
Office equipment	3 – 5 years
Automobiles	5 years

The estimated useful lives of the intangible assets are as follows:

Purchased intangible assets are recognized and measured at fair value upon acquisition. Intangible assets acquired separately and with finite useful lives are carried at costs less accumulated amortization and any accumulated impairment losses. Amortization for intangible assets with finite useful lives is provided on a straight-line basis over their estimated useful lives. Alternatively, intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses. The estimated useful lives of the intangible assets are as follows:

Land use right	50 years
Computer software	2-5 years

The following tables disaggregate our revenue by major source for the year ended June 30, 2021 and 2020, respectively:

The following tables disaggregate our revenue by major source for the year ended June 30, 2021 and 2020, respectively:

	For the Year Ended June 30,
	2021	2020
Sales of LCM and LCD screens - Non-related parties	$13,203,190	$17,470,966
Sales of LCM and LCD screens - Related parties	0	713,008
Sales of batteries and battery-related equipments	1,084,082	0
Sales of portable power banks	0	1,709,799
Service contracts	41,054	705,455
Total	$14,328,326	$20,599,228

The reconciliation of our basic to diluted weighted average common shares follows:

The reconciliation of our basic to diluted weighted average common shares follows:

	For the Years Ended June 30
	2021	2020

Basic weighted average common shares	138,654,876	114,077,157
Effect of potentially dilutive securities
- Warrants	(318,185)	(148,680)
- Convertible notes	0	0
Diluted weighted average common shares	138,336,691	113,928,477

The exchange rates used to translate amounts in RMB into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

The exchange rates used to translate amounts in RMB into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	June 30, 2021	June 30, 2020

Balance sheet items, except for equity accounts	6.4601	7.0795

	Year Ended June 30,
	2021	2020

Items in statements of comprehensive income (loss) and cash flows	6.7698	7.0307